Financial liabilties designated at fair value - Summary of Financial Liabilities at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,655,014	$ 2,409,361
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	157,439	164,466
Deposits by banks and customer accounts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	19,176	17,660
Cash prime brokerage balances | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	3,889
Liabilities to customers under investment contracts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	6,385	5,893
Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	218,108	236,323
Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	121,034	130,364
Subordinated liabilities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	10,844	10,130
Preferred securities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	0	419
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	32,795	35,149
Subordinated liabilities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	10,844	10,549
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	115,864	109,870
HSBC Holdings | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	25,664	30,303
HSBC Holdings | Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	83,653	81,531
HSBC Holdings | Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	19,624	24,687
HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	23,956	23,977
HSBC Holdings | Subordinated liabilities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	6,040	5,616
HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	22,572	22,786
HSBC Holdings | Subordinated liabilities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 6,040	$ 5,616